Fair Values of Financial Instruments and Interest Rate Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Short term borrowings due period	1 year
Current fair value of off-balance sheet financial instruments	$ 0